Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of share option activity and related information for employees and directors
The following is a summary of the Company’s stock option activity under the 2014 Plan and the 2023 Plan for the six months ended June 30, 2024:

($ in thousands, except share and per share data)	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	651,237,400	$0.01	8.5	$—
Granted	25,000,000	—
Exercised	—	—
Forfeited	(299,802,712)	0.01
Expired	(24,500,000)	0.02
Outstanding at June 30, 2024 (1)	351,934,688	$0.01	4.6	$—

Exercisable at June 30, 2024	263,101,355	$0.01	3.2	$—

(1)
Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.

The following is a summary of the Company’s stock option activity under the 2014 Plan and the 2023 Plan for the year ended December 31, 2023:

($ in thousands, except share and per share data)	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	513,673,885	$0.02	8.7	$—
Granted	223,690,700	0.00
Exercised	—	—
Forfeited	(27,127,185)	0.03
Expired	(59,000,000)	0.04

Outstanding at December 31, 2023 (1)	651,237,400	$0.01	8.5	$—

Exercisable at December 31, 2023	212,510,100	$0.02	7.6	$—

(1)
Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.

Schedule of assumptions used to determine the fair value of stock granted
The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2024	2023
Expected volatility	98.0%	99.3%
Risk-free interest rate	4.3%	3.8%
Expected dividend yield	—	—
Expected term (in years)	5.5	6.0

The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2023	2022
Expected volatility	98.7%	76.1%
Risk-free interest rate	3.8%	3.1%
Expected dividend yield	—	—
Expected term (in years)	6.0	6.1

Summary of activity of the Company's unvested RSUs
The following table summarizes the Company’s RSU activity for the six months ended June 30, 2024:

	Time-based Awards
($ in thousands, except per share data)	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested shares at December 31, 2023	385,954,925	$0.00
Granted	731,393,807	0.00
Forfeited	(482,249,417)	0.00
Vested	(383,275,400)	0.00

Nonvested shares at June 30, 2024	251,823,915	$0.00

The following table summarizes the Company’s restricted stock activity for the year ended December 31, 2023:

	Time-based Awards
($ in thousands, except per share data)	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested shares at December 31, 2022	21,475,400	$0.01
Granted	407,843,000	0.00
Forfeited	—	—
Vested	(43,363,475)	0.01

Nonvested shares at December 31, 2023	385,954,925	$0.00

Schedule of stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss	Total share-based compensation expense attributable to share-based payments made to employees, consultants and directors included in operating expenses in the Company’s condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2024 and 2023, was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
($ in thousands)	2024	2023	2024	2023
Research and development	$13	$32	$56	$63
General and administrative	147	244	400	478
Restructuring and other costs	285	—	285	—

Total share-based compensation expense	$445	$276	$741	$541

Total stock-based compensation expense attributable to stock-based payments made to employees, consultants and directors included in operating expenses in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022, was as follows:

	Year Ended December 31,
($ in thousands)	2023	2022
Research and development	$153	$120
General and administrative	997	615

Total stock-based compensation expense	$1,150	$735